UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1.	Reports to Shareholders.

TREND AGGREGATION DIVIDEND AND INCOME FUND

Institutional Shares: TRDVX

TREND AGGREGATION GROWTH FUND

Institutional Shares: TRAGX

Annual Shareholder Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, Tuttlefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

Management’s Discussion of Fund Performance	April 30, 2020

Dear Shareholder:

The Trend Aggregation Dividend & Income Fund (TRDVX) seeks current income while maintaining a secondary emphasis on long term capital appreciation and low volatility. The Fund seeks to achieve its investment objective by employing a tactical approach to obtain exposure to income-producing securities.

As of April 30, 2020, the Fund was down 9.97% year to date, under performing the S&P 500, which was down 9.29% over the same period. The negative performance was due to the major selloff in the market that occurred in February and March due to the Coronavirus. The lockdown that began in February due to the Corona Virus caused a number of dislocations in stock and bond markets which impacted Fund performance.

For the fiscal year ended April 30, 2020, the Fund generated a return of -5.70% since the inception of 5/17/2018, underperforming compared to the Standard & Poor’s 500 Index return of 5.61%.

We are pleased with the performance of the Fund and our quantitative models. The models performed as expected, and we believe that our disciplined approach will allow the Fund to outperform over the long-term. We appreciate your confidence and continued interest in the Fund.

Sincerely,

Matthew Tuttle

Chief Investment Officer

Tuttle Tactical Management, LLC

4618-NLD-6/17/2020

Management’s Discussion of Fund Performance	April 30, 2020

Dear Shareholder:

The Trend Aggregation Growth Fund (TRAGX) seeks long term capital appreciation while maintaining a secondary emphasis on capital preservation. The Fund seeks to achieve its investment objective by employing a tactical approach to obtain exposure to U.S. equity markets.

As of April 30, 2020, the Fund was down 7.07% year to date, outperforming the S&P 500, which was down 9.29% over the same period. The negative performance was due to the major selloff in the market that occurred in February and March due to the Coronavirus. The lockdown that began in February due to the Coronavirus caused a number of dislocations in stock and bond markets which impacted Fund performance.

For the fiscal year ended April 30, 2020, the Fund generated a return of -4.29% since the inception of 5/17/2018, underperforming compared to the Standard & Poor’s 500 Index return of 5.61%.

We are pleased with the performance of the Fund and our quantitative models. The models performed as expected, and we believe that our disciplined approach will allow the Fund to outperform over the long-term. We appreciate your confidence and continued interest in the Fund.

Sincerely,

Matthew Tuttle

Chief Investment Officer

Tuttle Tactical Management, LLC

4618-NLD-6/17/2020

Trend Aggregation Dividend and Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmark:

		Annualized
	One Year	Since Inception**
Trend Aggregation Dividend and Income Fund - Institutional Class	(11.73)%	(5.70)%
S&P 500 Total Return Index (a)	0.86%	5.61%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Per the fee table in the Fund’s September 1, 2019 Prospectus, the total annual operating expense is 1.43% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-844-828-3203.

**	Inception date is May 17, 2018.

(a)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry/Asset Type	% of Net Assets
Exchange Traded Funds	36.4%
Retail	12.2%
Commercial Services	6.2%
Electric	5.6%
Electronics	4.6%
Internet	3.2%
Computers	3.1%
Biotechnology	3.1%
Private Equity	2.9%
REITS	2.9%
Other/Short-Term Investments	19.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Growth Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

The Fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmark:

		Annualized
	One Year	Since Inception**
Trend Aggregation Growth Fund - Institutional Class	(7.39)%	(4.29)%
S&P 500 Total Return Index (a)	0.86%	5.61%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Per the fee table in the Fund’s September 1, 2019 Prospectus, the total annual operating expense is 1.54% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-844-828-3203.

**	Inception date is May 17, 2018.

(a)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry/Asset Type	% of Net Assets
Exchange Traded Funds	26.2%
Internet	12.7%
Software	10.5%
Healthcare - Products	10.2%
Commercial Services	8.7%
Computers	3.5%
Semiconductors	3.4%
Machinery - Diversified	3.4%
Diversified Financial Services	3.4%
Cosmetics / Personal Care	2.9%
Other/Short-Term Investments	15.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS
April 30, 2020

Shares		Value
	COMMON STOCKS - 52.7%
	BIOTECHNOLOGY - 3.1%
7,289	Amgen, Inc.	$1,743,675

	CHEMICALS - 1.5%
3,832	Air Products and Chemicals, Inc.	864,423

	COMMERCIAL SERVICES - 6.2%
5,885	Automatic Data Processing, Inc.	863,271
7,723	Cintas Corp.	1,713,193
262	Moody’s Corp.	63,902
5,383	Verisk Analytics, Inc.	822,684
		3,463,050
	COMPUTERS - 3.1%
5,967	Apple, Inc.	1,753,105

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
4,850	Visa, Inc.	866,792

	ELECTRIC - 5.6%
6,718	NextEra Energy, Inc.	1,552,664
17,226	WEC Energy Group, Inc.	1,559,814
		3,112,478
	ELECTRONICS - 4.6%
19,768	Amphenol Corp.	1,744,724
2,379	Roper Technologies, Inc.	811,310
		2,556,034
	FOOD - 1.5%
5,258	McCormick & Co., Inc.	824,665

	HEALTHCARE - PRODUCTS - 1.5%
5,259	Danaher Corp.	859,636

	INSURANCE - 1.4%
930	Markel Corp. *	805,231

	INTERNET - 3.2%
722	Amazon.com, Inc. *	1,786,228

	PRIVATE EQUITY - 2.9%
23,887	Brookfield Asset Management, Inc.	807,858
31,668	KKR & Co., Inc.	798,350
		1,606,208
	REITS - 2.9%
3,418	American Tower Corp.	813,484
2,696	SBA Communications Corp.	781,624
		1,595,108
	RETAIL - 12.2%
23,027	CarMax, Inc. *	1,695,939
2,688	Costco Wholesale Corp.	814,464
21,760	Dollar Tree, Inc. *	1,733,619
2,309	O’Reilly Automotive, Inc. *	892,059
33,900	TJX Cos., Inc.	1,662,795
		6,798,876
	TRANSPORTATION - 1.5%
5,394	Union Pacific Corp.	861,907

	TOTAL COMMON STOCKS (Cost - $28,615,630)	29,497,416

See accompanying notes to financial statements.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 36.4%
87,517	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$3,784,235
132,600	iShares 1-3 Year Treasury Bond ETF	11,509,680
84,206	ProShares Short VIX Short-Term Futures ETF	2,788,903
25,007	ProShares UltraPro QQQ	1,744,738
34,755	ProShares UltraPro Short S&P 500	534,532
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,602,314)	20,362,088

	EXCHANGE TRADED NOTE - 1.8%
5,669	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index	1,007,041
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,073,289)

	SHORT-TERM INVESTMENT - 6.2%
3,441,003	First American Government Obligations Fund, Institutional Class, 0.27% **	3,441,003
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,441,003)

	TOTAL INVESTMENTS - 97.1% (Cost - $53,732,236)	$54,307,548
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	1,631,743
	NET ASSETS - 100.0%	$55,939,291

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Rate shown represents the rate at April 30, 2020, it is subject to change and resets daily.

See accompanying notes to financial statements.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS
April 30, 2020

Shares		Value
	COMMON STOCKS - 65.5%
	AEROSPACE / DEFENSE - 1.7%
34,800	Hexcel Corp.	$1,203,732

	BANKS - 1.7%
12,752	JPMorgan Chase & Co.	1,221,132

	COMMERCIAL SERVICES - 8.7%
5,522	MarketAxess Holdings, Inc.	2,512,565
20,075	PayPal Holdings, Inc. *	2,469,225
7,826	Verisk Analytics, Inc.	1,196,048
		6,177,838
	COMPUTERS - 3.5%
8,509	Apple, Inc.	2,499,944

	COSMETICS / PERSONAL CARE - 2.9%
17,500	Procter & Gamble Co.	2,062,725

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
6,487	CME Group, Inc.	1,156,048
6,985	Visa, Inc.	1,248,359
		2,404,407
	HEALTHCARE - PRODUCTS - 10.2%
7,126	Danaher Corp.	1,164,816
10,956	Edwards Lifesciences Corp. *	2,382,930
11,243	Masimo Corp. *	2,404,990
10,741	Varian Medical Systems, Inc. *	1,228,556
		7,181,292
	INTERNET - 12.7%
946	Alphabet, Inc. - Class A *	1,273,978
1,892	Alphabet, Inc. - Class C *	2,551,665
1,037	Amazon.com, Inc. *	2,565,538
6,537	Facebook, Inc. *	1,338,189
1,912	Shopify, Inc. *	1,208,939
		8,938,309
	MACHINERY - DIVERSIFIED - 3.4%
25,759	Dover Corp.	2,412,330

	MEDIA - 1.7%
11,320	Walt Disney Co.	1,224,258

	PHARMACEUTICALS - 1.7%
7,761	Johnson & Johnson	1,164,461

	SEMICONDUCTORS - 3.4%
27,526	Microchip Technology, Inc.	2,414,856

	SOFTWARE - 10.5%
6,936	Adobe, Inc. *	2,452,847
7,236	Coupa Software, Inc. *	1,274,187
13,816	Microsoft Corp.	2,475,965
3,690	Tyler Technologies, Inc. *	1,183,346
		7,386,345

	TOTAL COMMON STOCKS (Cost - $43,331,750)	46,291,629

See accompanying notes to financial statements.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 26.2%
108,413	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$4,687,778
86,600	iShares 1-3 Year Treasury Bond ETF	7,516,880
104,228	ProShares Short VIX Short-Term Futures ETF	3,452,031
30,522	ProShares UltraPro QQQ	2,129,520
43,144	ProShares UltraPro Short S&P 500	663,555
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,759,182)	18,449,764

	EXCHANGE TRADED NOTE - 1.7%
6,936	VelocityShares 3x Long Gold ETN linked to the S&P GSCI Gold Index	1,232,111
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,313,168)

	SHORT-TERM INVESTMENT - 6.9%
4,881,931	First American Government Obligations Fund, Institutional Class, 0.27% **	4,881,931
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,881,931)

	TOTAL INVESTMENTS - 100.3% (Cost - $68,286,031)	$70,855,435
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(183,385)
	NET ASSETS - 100.0%	$70,672,050

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.

**	Rate shown represents the rate at April 30, 2020, it is subject to change and resets daily.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Assets and Liabilities
April 30, 2020

	Trend Aggregation	Trend Aggregation
	Dividend and Income Fund	Growth Fund
ASSETS:
Investments in securities, at cost	$53,732,236	$68,286,031
Investments, at value	$54,307,548	$70,855,435
Cash	36,191	3,319
Receivable for securities sold	14,409,121	19,290,776
Receivable for fund shares sold	86,427	139,338
Dividends and interest receivable	25,621	10,955
Prepaid expenses and other assets	23,784	26,561
Total Assets	68,888,692	90,326,384

LIABILITIES:
Payable for securities purchased	12,844,007	19,465,363
Management fees payable	44,662	55,424
Payable for fund shares redeemed	29,739	102,043
Fees payable to related parties	7,904	7,213
Shareholder servicing fee	5,990	7,169
Accrued expenses and other liabilities	17,099	17,122
Total Liabilities	12,949,401	19,654,334

NET ASSETS	$55,939,291	$70,672,050

NET ASSETS CONSIST OF:
Paid in capital	$64,319,369	$79,521,267
Accumulated loss	(8,380,078)	(8,849,217)
NET ASSETS	$55,939,291	$70,672,050

INSTITUTIONAL CLASS
Net Assets	$55,939,291	$70,672,050
Shares of beneficial interest outstanding (a)	6,455,529	8,145,114
Net asset value (net assets ÷ shares outstanding), offering and redemption price per share	$8.67	$8.68

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Operations
For the Year Ended April 30, 2020

	Trend Aggregation	Trend Aggregation
	Dividend and Income Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$931,365	$607,361
Interest income	134,493	310,812
Foreign tax withheld	(2,704)	(2,467)
TOTAL INVESTMENT INCOME	1,063,154	915,706

OPERATING EXPENSES:
Investment management fees	626,487	673,848
Administration fees	72,654	75,478
MFund services fees	52,854	55,669
Registration expense	42,451	41,442
Shareholder servicing fees	16,608	19,562
Compliance officer fees	13,496	13,748
Audit fees	13,018	13,018
Printing expense	11,040	11,040
Legal fees	10,042	10,042
Custody fees	9,090	6,871
Trustees’ fees	9,004	9,004
Insurance expense	4,833	5,063
Miscellaneous expense	11,599	13,099
TOTAL OPERATING EXPENSES	893,176	947,884

NET INVESTMENT INCOME (LOSS)	169,978	(32,178)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,092,398)	(5,978,213)
Foreign currency transactions	—	50
Net Realized Loss on Investments	(6,092,398)	(5,978,163)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,452,283)	1,905,858
Foreign currency translations	—	30
Net Change Unrealized Appreciation (Depreciation)	(1,452,283)	1,905,888

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,544,681)	(4,072,275)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,374,703)	$(4,104,453)

See accompanying notes to financial statements.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	April 30, 2020	April 30, 2019 (a)
OPERATIONS:
Net investment income	$169,978	$457,539
Net realized loss from investments	(6,092,398)	(1,296,662)
Net change in unrealized appreciation (depreciation) on investments	(1,452,283)	2,027,595
Net increase (decrease) in net assets resulting from operations	(7,374,703)	1,188,472

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid
Institutional Class	(361,750)	(1,841,457)
Net decrease in net assets from distributions to shareholders	(361,750)	(1,841,457)

SHARE TRANSACTIONS OF BENEFICIAL INTEREST:
Net proceeds from shares sold
Institutional Class	66,296,673	115,497,111
Reinvestment of distributions
Institutional Class	361,750	1,841,457
Cost of shares redeemed
Institutional Class	(83,388,022)	(36,280,240)
Net increase (decrease) in net assets from share transactions of beneficial interest	(16,729,599)	81,058,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,466,052)	80,405,343

NET ASSETS:
Beginning of Period	80,405,343	—
End of Period	$55,939,291	$80,405,343

SHARE ACTIVITY:
Institutional Class
Shares sold	6,966,506	11,659,708
Shares reinvested	37,761	199,292
Shares redeemed	(8,690,264)	(3,717,474)
Net increase (decrease) in shares of beneficial interest	(1,685,997)	8,141,526

(a)	The Fund commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND AGGREGATION GROWTH FUND
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	April 30, 2020	April 30, 2019 (a)
OPERATIONS:
Net investment loss	$(32,178)	$(128,411)
Net realized loss from investments and foreign currency translations	(5,978,163)	(1,405,973)
Net change in unrealized appreciation on investments and foreign currency translations	1,905,888	663,546
Net decrease in net assets resulting from operations	(4,104,453)	(870,838)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid
Institutional Class	(2,476,613)	(1,445,053)
Net decrease in net assets from distributions to shareholders	(2,476,613)	(1,445,053)

SHARE TRANSACTIONS OF BENEFICIAL INTEREST:
Net proceeds from shares sold
Institutional Class	76,222,988	127,512,596
Reinvestment of distributions
Institutional Class	2,476,613	1,445,053
Cost of shares redeemed
Institutional Class	(91,600,992)	(36,487,251)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,901,391)	92,470,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,482,457)	90,154,507

NET ASSETS:
Beginning of Period	90,154,507	—
End of Period	$70,672,050	$90,154,507

SHARE ACTIVITY:
Institutional Class
Shares sold	8,243,789	12,864,570
Shares reinvested	266,876	164,211
Shares redeemed	(9,612,624)	(3,781,708)
Net increase (decrease) in shares of beneficial interest	(1,101,959)	9,247,073

(a)	The Fund commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the Year	For the Period
	Ended April 30, 2020	Ended April 30, 2019 (a)

Net asset value, beginning of period	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.03	0.06
Net realized and unrealized gain (loss) on investments	(1.18)	0.02	(c)
Total gain (loss) from investment operations	(1.15)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.03)
From net realized gains on investments	—	(0.17)
Total distributions	(0.06)	(0.20)

Net asset value, end of period	$8.67	$9.88

Total return (d)	(11.73)%	1.02	% (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,939	$80,405
Ratio of expenses to average net assets (g)	1.43%	1.35	% (f)
Ratios of net investment income (g,h)	0.27%	0.69	% (f)
Portfolio turnover rate	3317%	3207	% (e)

(a)	The Fund commenced operations on May 17, 2018.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the period.

(d)	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

TREND AGGREGATION GROWTH FUND
Financial Highlights

For a Share Outstanding Throughout Each Period

	For the Year		For the Period
	Ended April 30, 2020		Ended April 30, 2019 (a)

Net asset value, beginning of period	$9.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (b)	(0.00	) (c)	(0.02)
Net realized and unrealized loss on investments	(0.70)		(0.08)
Total loss from investment operations	(0.70)		(0.10)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.37)		(0.15)
Total distributions	(0.37)		(0.15)

Net asset value, end of period	$8.68		$9.75

Total return (d)	(7.39)%		(0.89	)% (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,672		$90,155
Ratio of expenses to average net assets (g)	1.41%		1.32	% (f)
Ratios of net investment income (loss) (g,h)	(0.05)%		(0.17	)% (f)
Portfolio turnover rate	5053%		3634	% (e)

(a)	The Fund commenced operations on May 17, 2018.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Amount is less than $0.01.

(d)	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(e)	Not annualized.

(f)	Annualized for periods less than one year.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2020	ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2020, the Trust operated 13 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Primary Objective
Trend Aggregation Dividend and Income Fund (“Dividend & Income”)	Seek current income while maintaining a secondary emphasis on long-term capital appreciation and low volatility.

Trend Aggregation Growth Fund (“Growth”)	Seek long-term capital appreciation while maintaining a secondary emphasis on capital preservation.

The Funds are registered as non-diversified.

Currently, the Funds offer Institutional Class shares, which commenced operations on May 17, 2018. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end investment companies.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020, for each Fund’s assets and liabilities measured at fair value:

Dividend & Income

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,497,416	$—	$—	$29,497,416
Exchange Traded Funds	20,362,088	—	—	20,362,088
Exchange Traded Note	1,007,041	—	—	1,007,041
Short-Term Investment	3,441,003	—	—	3,441,003
Total Assets	$54,307,548	$—	$—	$54,307,548

Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,291,629	$—	$—	$46,291,629
Exchange Traded Funds	18,449,764	—	—	18,449,764
Exchange Traded Note	1,232,111	—	—	1,232,111
Short-Term Investment	4,881,931	—	—	4,881,931
Total Assets	$70,855,435	$—	$—	$70,855,435

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 2 or level 3 securities held during the period.

B. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

D. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended April 30, 2019, or expected to be taken in the Funds April 30, 2020 year-end tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

F. Cash and Cash Equivalents

The Funds consider their investments in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

G. Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Realized and unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

H. Equity Security Risk

Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

I. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Tuttle Tactical Management, LLC, (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Management Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Advisor oversees the day-to-day management of the Funds. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends on securities sold short, and extraordinary expenses) as listed below:

Fund	Advisory Fee	Expense Limitation	Expense Cap Expiration Date
Dividend & Income - Institutional Class	1.00%	1.50%	August 31, 2020
Growth - Institutional Class	1.00%	1.50%	August 31, 2020

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of April 30, 2020, there were no waivers and/or reimbursement for the Funds.

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the Institutional shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor” or “NLD”) and Advisor for distribution related expenses. However, the 12b-1 Plan has not been implemented.

Shareholder Servicing Fees - The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which is included in printing expense on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of an officer, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. These fees are included in MFund Services Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund at April 30, 2020 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees payable to related parties.”

An Officer of the Trust is also the controlling member of MFund, and is not paid any fees directly by the Trust for serving in such capacity.

(4)	INVESTMENT TRANSACTIONS

For the year ended April 30, 2020, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend & Income	$1,856,297,191	$1,871,351,022
Growth	2,687,051,913	2,671,515,857

(5)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregation Dividend & Income Fund	$62,627,683	$1,199,505	$(9,519,640)	$(8,320,135)
Trend Aggregation Growth Fund	$77,800,649	$3,102,859	$(10,048,073)	$(6,945,214)

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended April 30, 2020 and period ended April 30, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2020	Income	Capital Gains	Capital	Total
Dividend & Income	$346,342	$15,408	$—	$361,750
Growth	2,473,300	3,313	—	2,476,613

For fiscal period ended	Ordinary	Long-Term	Return of
4/30/2019	Income	Capital Gains	Capital	Total
Dividend & Income	$1,841,457	$—	$—	1,841,457
Growth	1,445,053	—	—	1,445,053

As of April 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend & Income	$—	$—	$(59,943)	$—	$—	$(8,320,135)	$(8,380,078)
Growth	—	—	—	(1,904,033)	—	(6,945,184)	(8,849,217)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

The unrealized depreciation in the table above includes unrealized foreign currency gains of $30 for Trend Aggregation Growth Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Dividend & Income Fund incurred and elected to defer such late year losses of $59,943.

At April 30, 2020, the Growth Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Dividend & Income	$—	$—	$—
Growth	—	1,904,033	1,904,033

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds’ for the year ended April 30, 2020 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Dividend & Income	$—	$—
Growth	(38,380)	38,380

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NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2020	ANNUAL REPORT

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend & Income	Growth
TD Ameritrade	77.52%	85.01%

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. On June 1, 2020, the Board has determined to close each Fund and redeem all outstanding shares on or about June 19, 2020, or earlier if all outstanding shares have been redeemed. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Trend Aggregation Dividend and Income Fund and Trend Aggregation Growth Fund and Board of Trustees of Mutual Fund and Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Trend Aggregation Dividend and Income Fund and Trend Aggregation Growth Fund (the “Funds”), each a series of Mutual Fund and Variable Insurance Trust, as of April 30, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

C O H E N & C O M P A N Y, L T D.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Subsequent Liquidation

As discussed in Note 8 to the financial statements, on June 1, 2020, the Board of Trustees of Mutual Fund and Variable Insurance Trust approved the liquidation of Trend Aggregation Dividend and Income Fund and Trend Aggregation Growth Fund.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Chicago, Illinois

June 26, 2020

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Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from November 1, 2019 to April 30, 2020.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/1/2019	For the period	Value 4/30/2020	the Period
Trend Aggregation Dividend and Income Fund
Actual *	$1,000.00	1.49%	$916.00	$7.10
Hypothetical	1,000.00	1.49%	1,017.45	7.47
Trend Aggregation Growth Fund
Actual *	$1,000.00	1.47%	$961.60	$7.17
Hypothetical	1,000.00	1.47%	1,017.55	7.37

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020	ANNUAL REPORT

Independent Trustees Background

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held During Past 5 Years
Tobias Caldwell Year of Birth: 1967	Chairman of the Board and Trustee	Since January 2016	Managing Member, Genovese Family Enterprises, LLC (1999 – present) (real estate firm); Managing member, PTL Real Estate, LLC (2000 – present) (real estate/investment firm); Managing member, Bear Properties, LLC (2006-present) (real estate firm).	56	Chairman of the Board, Strategy Shares (2016-present); Lead Independent Trustee and Chair of Audit Committee, Mutual Fund Series Trust (2006-present); Independent Trustee and Chair of Audit Committee, Variable Insurance Trust (2010-present); Trustee, M3Sixty Trust (2016- present); Chairman of the Board, AlphaCentric Prime Meridian Income Fund (July 2018 to present).
Stephen P. Lachenauer Year of Birth: 1967	Chair of the Audit Committee and Trustee	Since January 2016	Attorney, private practice (2011 to present).	14	Trustee and Chair of the Audit Committee, Strategy Shares (2016 – present); Trustee, TCG Financial Series Trusts I-X (2015-present); Trustee and Chair of the Audit Committee, AlphaCentric Prime Meridian Income Fund (July 2018 – present).
Donald McIntosh Year of Birth: 1967	Trustee	Since January 2016	Credit risk review analyst, Santander Holdings USA (May 2015 – present); Governance analyst, Santander Bank (2011 – April 2015).	14	Trustee, Strategy Shares (2016– present); Trustee, TCG Financial Series Trusts I-X (2015-present); Trustee, AlphaCentric Prime Meridian Income Fund (July 2018 – present).

*	The term of office of each Trustee is indefinite.

**	The “Fund Complex” includes the Trust, Strategy Shares, Mutual Fund Series Trust, Variable Insurance Trust, AlphaCentric Prime Meridian Income Fund and the TCG Financial Series Trusts I-X, each a registered investment company.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2020	ANNUAL REPORT

Officers

Name, Address,	Position(s) Held	Term and	Principal Occupation(s)
Year of Birth	with Registrant	Length Served*	During Past 5 Years
Jerry Szilagyi 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1962	President	Since April 2016	President, Rational Advisors, Inc., 1/2016 -present; Chief Executive Officer, Catalyst Capital Advisors LLC, 1/2006-present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 – Present; President, Abbington Capital Group LLC, 1998-present; CEO, Catalyst Capital International, LLC 2017-present; President, USA Mutuals, Inc., 3/2011 to 7/2016; President, Cross Sound LLC, 6/11 to 7/2016; CEO, Catalyst International Advisors LLC, 11/2019 to present; CEO, Insights Media LLC, 11/2019 to present; CEO, MFund Management LLC, 11/2019 to present.

Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since April 2016	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2012.

Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since April 2016	Manager -Fund Administration, Gemini Fund Services, LLC, since 2012.

Frederick J. Schmidt Year of Birth: 1959	Chief Compliance	Since April 2016	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015.

Jennifer A. Bailey Year of Birth: 1968	Officer Secretary	Since April 2016	Director of Legal Services, MFund Services LLC, 2/2012 to present.

Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	Vice President	Since June 2018	Chief Operating Officer, Catalyst Capital Advisors LLC & Rational Advisors, Inc., June 2017 to present; Portfolio Manager, Catalyst Capital Advisors LLC 12/2013 to present; Portfolio Manager, Rational Advisors, Inc. 1/2016 to 5/2018; President, MFund Distributors LLC, 1/2020 to present; COO, Catalyst International Advisors LLC, 11/2019 to present; COO, Insights Media LLC, 11/2019 to present; COO, MFund Management LLC, 11/2019 to present.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-828-3203

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 844-828-3203. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Tuttle Tactical Management LLC, serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 844-828-3203

Item 2.	Code of Ethics.

(a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Fiscal year ended 2020: $21,000

Fiscal year ended 2019: $21,000

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Fiscal year ended 2020: $0

Fiscal year ended 2019: $0

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Fiscal year ended 2020: $5,000

Fiscal year ended 2019: $5,000

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2020: $0

Fiscal year ended 2019: $0

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the Registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for the fiscal year ended April 30 2019, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in annual report to shareholders filed under item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(1)       Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date 7/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date 7/6/20

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date 7/6/20